General	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	GENERAL
Golar LNG Limited (the “Company” or “Golar”) was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas (“LNG”) shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

As used herein and unless otherwise required by the context, the terms “Golar”, the “Company”, “we”, “our” and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.

Our operations have evolved from LNG shipping, floating regasification, combined cycle gas fired power plants to our current focus on floating liquefaction operations. We design, construct, own and operate marine infrastructure for the liquefaction of natural gas and the regasification, storage and offloading of LNG. As of June 30, 2023, our fleet consists of two FLNGs, the Hilli Episeyo (otherwise referred to as “FLNG Hilli”) and the Gimi, which is currently completing conversion and commencing commissioning into a FLNG and two LNG carriers, the Golar Arctic (currently on charter) and the Gandria (classified as held for sale).

We are listed on the Nasdaq under the ticker: “GLNG”.